ORGANIZATION AND PRINCIPAL ACTIVITIES - PRINCIPLE SUBSIDIARIES OF VIES AND EQUITY INVESTEES (Details)	12 Months Ended
	Dec. 31, 2016	Jan. 29, 2016
Beijing Conew
Percentage of ownership	0.00%
Beijing Mobile
Percentage of ownership	0.00%
Beijing Network
Percentage of ownership	0.00%
Cheetah Technology
Percentage of ownership	100.00%
Zhuhai Juntian
Percentage of ownership	100.00%
Beijing Security
Percentage of ownership	100.00%
Conew Network
Percentage of ownership	100.00%
Cheetah Mobile America
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Youloft HK
Percentage of ownership	51.90%
Calendar
Percentage of ownership	100.00%
Cheetah Information
Percentage of ownership	100.00%
MobPartner
Percentage of ownership	100.00%
MobPartner Inc.
Percentage of ownership	100.00%
Moxiu Technology
Percentage of ownership	52.10%
Cheetah Mobile Singapore
Percentage of ownership	100.00%
News Republic
Percentage of ownership	100.00%
Hong Kong Live.me
Percentage of ownership	100.00%
Taiwan Cheetah Mobile Corp
Percentage of ownership	100.00%
Kingsoft Japan
Percentage of ownership	46.10%
Percentage of ownership		4.60%
Percentage of voting right delegated		5.00%
Ownership percentage acquired (as a percent)		51.10%